TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION

22.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2017, 2018 and 2019. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 17%,  20% and 20% respectively for the years ended December 31, 2017, 2018 and 2019.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

21Vianet Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, 21Vianet Beijing obtained a new certificate and renewed the certificate in October 2018, which will expire in October 2020. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2017, 2018 and 2019, 21Vianet Beijing enjoyed a preferential tax rate of 15%.

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. For the years ended December 31, 2017, 2018 and 2019, the tax rate assessed for Xi’an Sub was 25%,  15% and 15%, respectively.

In 2013, BJ iJoy was qualified as a software enterprise which allows BJ iJoy to utilize a two-year 100% exemption for 2013 and 2014 followed by a three-year half-reduced EIT rate effective for the years from 2015 to 2017. For the years ended December 31, 2013 and 2014, BJ iJoy enjoyed the 100% tax exemption for its taxable income. For the year ended December 31, 2017, BJ iJoy enjoyed the half-reduced EIT rate for its taxable income. For the years ended December 31, 2018 and 2019, BJ iJoy was subject to the statutory rate of 25% for the taxable income.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years. The certificate was renewed in October 2018 which will expire in October 2021. Accordingly, for the years ended December 31, 2017, 2018 and 2019, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years, expiring in November 2019 and the certificate was renewed in November 2019 which will expire in November 2022. Accordingly, for the years ended December 31, 2017, 2018 and 2019, SZ DYX enjoyed a preferential tax rate of 15%.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2019, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the New EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consisted of:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	(286,388)	(214,063)	(178,762)	(25,676)
PRC	(721,426)	51,738	2,953	424
	(1,007,814)	(162,325)	(175,809)	(25,252)

Income tax benefits (expenses) comprised of:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current	(37,856)	(44,187)	(70,324)	(10,101)
Deferred	128,026	19,776	64,887	9,320
	90,170	(24,411)	(5,437)	(781)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2017, 2018 and 2019 applicable to the PRC operations to income tax benefits (expenses) were as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loss before income taxes	(1,007,814)	(162,325)	(175,809)	(25,252)
Income tax benefits computed at applicable tax rates (25%)	251,954	40,581	43,952	6,313
Non-deductible expenses	(5,468)	(2,834)	(23,082)	(3,316)
Research and development expenses	11,895	25,906	19,688	2,829
Preferential rate	(90,076)	11,701	20,213	2,903
Current and deferred tax rate differences	33,366	37,934	(8,699)	(1,250)
International rate differences	59,029	(63,525)	(77,066)	(11,069)
Tax exempted income	—	—	754	108
Unrecognized tax benefits	(6,259)	1,472	1,728	248
Deferred tax expense	2,851	—	—	—
Change in valuation allowance	(174,388)	(79,694)	25,423	3,652
Prior year provision to return true up	7,266	4,048	(8,348)	(1,199)
Income tax benefits (expenses)	90,170	(24,411)	(5,437)	(781)

Deferred Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	38,993	48,568	6,976
Accrued expenses	25,894	21,139	3,036
Tax losses	151,440	146,996	21,115
Property and equipment	15,299	20,567	2,955
Intangible assets	2,221	3,691	530
Finance lease	50,980	69,148	9,932
Deferred government grant	2,662	1,189	171
Loss picked up on equity method investments	56,616	56,706	8,145
Valuation allowance	(184,664)	(158,638)	(22,786)
Total deferred tax assets	159,441	209,366	30,074
Deferred tax liabilities
Non-current
Intangible assets	89,536	104,217	14,970
Property and equipment	48,496	81,424	11,696
Capitalized interest expense	15,837	15,146	2,176
Gain picked up from equity method investments	3,851	1,785	256
Total non-current deferred tax liabilities	157,720	202,572	29,098

Valuation allowance is considered for each of the entities. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2018 and 2019, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized in future years.

As of December 31, 2019, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB661,253  (US$94,983), which will expire between 2020 to 2029.

As of December 31, 2019, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. As of December 31, 2019, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB1,317,809  (US$189,291). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2018 and 2019, the Company recorded unrecognized tax benefits of RMB6,677 and RMB2,443  (US$351), respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB897 (US$129) of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principle was as follows:

	For the years ended December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of year	11,582	4,509	647
Reversal based on tax positions related to prior years	(9,070)	(3,266)	(469)
Additions based on tax positions related to the current year	1,997	479	69
Balance at end of year	4,509	1,722	247

For the years ended December 31, 2017, 2018 and 2019, the Company recorded (reversed) interest expense of RMB674,  RMB(2,761) and RMB(1,447)  (US$(211)), respectively. Accumulated interest expense recorded by the Company was RMB2,168 and RMB721  (US$104) as of December 31, 2018 and 2019, respectively. As of December 31, 2019, the tax years ended December 31, 2013 through 2019 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.